Shareholder Fees - FidelityStrategicRealReturnFund-ClassK6PRO	Nov. 29, 2022 USD ($)
FidelityStrategicRealReturnFund-ClassK6PRO | Fidelity Strategic Real Return Fund
Shareholder Fees:
(fees paid directly from your investment)	none